UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

Form 13F-HR
Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):[ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Second Curve Capital, LLC
Address:  200 Park Avenue
          Suite 3300
          New York, NY 10166

Form 13F File Number: 028-06413

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Stephen Krug
Title: Chief Operating Officer
Phone: 212-808-3546

Signature, Place, and Date of Signing:
Stephen Krug  New York, NY  November 15, 2004
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:        0
Form 13F Information Table Entry Total:	 24
Form 13F Information Table Value Total:  $457,705
						(thousands)
List of Other Included Managers:
  None

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    FORM 13F INFORMATION TABLE
                                                          VALUE  SHARES/  SH/  PUT/ INVSTMT     OTHER    VOTING AUTHORITY

        NAME OF ISSUER        TITLE OF CLASS    CUSIP  (X$1000)  PRN AMT PRN  CALL DSCRETN   MANAGERS     SOLE    SHARED   NONE
AFFILIATED MANAGERS GROUP INC		COM	008252108	 29,447	550000	SH		SOLE		550000
AMERICREDIT CORP			COM	03060R101	 30,725	1471488	SH		SOLE		1471488
AMERITRADE HOLDING CORP			COM	03074K100	 15,613 1300000	SH		SOLE		1300000
ASSET ACCEPTANCE CAPITAL CORP		COM	04543P100	 300 	17700	SH		SOLE		17700
BANKATLANTIC BANCORP INC-CL A		COM	065908501	 8,226 	449000	SH		SOLE		449000
BOSTON PRIVATE FINANCIAL HLDGS		COM	101119105	 3,494 	140000	SH		SOLE		140000
CAPITAL ONE FINANCIAL CORP		COM	14040H105	 74,233	1004500	SH		SOLE		1004500
COMMERCE BANCORP INC - N.J.		COM	200519106	 51,778 938000	SH		SOLE		938000
CORUS BANKSHARES INC			COM	220873103	 6,707 	155500	SH		SOLE		155500
E-LOAN INC				COM	26861P107	 9,958 	4675200	SH		SOLE		4675200
FIFTH THIRD BANCORP			COM	316773100	 9,844 	200000	SH		SOLE		200000
GOLDMAN SACHS GROUP INC			COM	38141G104	 12,587 135000	SH		SOLE		135000
INVESTORS FINANCIAL SERVICES		COM	461915100	 15,796 350000	SH		SOLE		350000
LEGG MASON INC				COM	524901105	 5,327 	100000	SH		SOLE		100000
METRIS COMPANIES INC			COM	591598107	 51,190	5234140	SH		SOLE		5234140
MGIC INVESTMENT CORP-WIS		COM	552848103	 1,331 	20000	SH	 	SOLE		20000
MONEYGRAM INTERNATIONAL INC		COM	60935Y109	 12,084 707500	SH		SOLE		707500
MORGAN STANLEY DEAN WITTER		COM	617446448	 17,255	350000	SH		SOLE		350000
NETBANK INC				COM	640933107	 16,156 1614000	SH		SOLE		1614000
NOVASTAR FINANCIAL INC			COM	669947400	 12,600 289000	SH		SOLE		289000
PORTFOLIO RECOVERY ASSOCIATES		COM	73640Q105	 30,450 1036065	SH		SOLE		1036065
PROVIDIAN FINANCIAL CORP		COM	74406A102	 30,793	1981540	SH		SOLE		1981540
STATE STREET CORP			COM	857477103	 4,271 	100000	SH		SOLE		100000
UCBH HOLDINGS INC			COM	90262T308	 7,541 	193000	SH		SOLE		193000

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